UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07418

Legg Mason Global Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2011

Semi-Annual Repor t

Legg Mason

Batterymarch

International

Equity Trust

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Batterymarch International Equity Trust

Fund objective

The Fund seeks maximum long-term total return.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Batterymarch International Equity Trust for the six-month reporting period ended June 30, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

July 29, 2011

Legg Mason Batterymarch International Equity Trust	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended June 30, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the reporting period progressed, weakening economic data triggered a flight to quality as investor risk aversion increased. Despite giving back a portion of their previous gains in late May and June, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than previously realized during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. This moderation in growth during the first half of the year was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in the first half of the reporting period, unemployment again moved higher from April through June. After being 9.0% or higher since April 2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. As of the end of the reporting period, approximately 14.1 million Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to show signs of strain during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in March, existing-home sales fell 1.8%, 4.0% and 0.8% in April, May and June, respectively. At the end of June, the inventory of unsold homes was a 9.5 month supply at the current sales level, versus a 9.1 month supply in May. Existing-home prices were relatively stagnant versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $184,300 in June 2011, up 0.8% from June 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-three consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. However, it then declined to 53.5 in

IV	Legg Mason Batterymarch International Equity Trust

Investment commentary (cont’d)

May, the lowest reading in the past twelve months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, although only twelve of the eighteen industries tracked by the Institute for Supply Management expanded during the month.

Outside of the U.S., economic news was largely dominated by the sovereign debt crisis in Europe, geopolitical events in the Middle East and Northern Africa (“MENA”), and the natural disasters in Japan. Political turmoil in the MENA region caused oil prices to rise above $100 a barrel in February 2011, the first such occurrence in roughly two years. This led to concerns that higher oil prices could temper economic growth in both developed and emerging market countries. The tragedy in Japan also impacted the global economy. The World Bank has projected damage in northeast Japan could reach $235 billion. Japan’s economy fell back into recession in the first quarter of 2011, with GDP contracting 0.9%. However, the World Bank stated, “As a result of the earthquake and tsunami, Japan’s real GDP growth will slow, but the slowdown will likely be temporary. Growth should start picking up after mid-2011 as reconstruction efforts get underway.” Elsewhere, Eurozone GDP growth was 0.8% during the first quarter, compared to a 0.3% expansion in the fourth quarter of 2010. Among the largest emerging market countries, GDP growth was 9.7% in China and 7.8% in India during the first quarter of 2011.

Financial market overview

While stocks and lower-quality bonds generated solid results during the reporting period, there were several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the tragic events in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and risk aversion was generally replaced with solid demand for riskier assets.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010, prior to the beginning of the reporting period, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

Despite these efforts, at its meeting in June 2011, the Fed said, “Information received since the Federal Open Market Committee met in April indicates that the economic recovery is continuing at a moderate pace, though somewhat more slowly than the Committee had expected. . . . To promote the ongoing economic recovery and to help ensure that inflation, over time, is at levels consistent with its mandate, the Committee decided today to keep the target range for the federal funds rate at 0 to 1/4 percent. The Committee continues to anticipate that economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

In June, the Fed also announced that it would complete QE2 on schedule at the end of June. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies and the Fed said it would

Legg Mason Batterymarch International Equity Trust	V

“maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

Given the economic challenges in the Eurozone, the European Central Bank (“ECB”) had not raised interest rates since July 2008. However, in early April 2011, the ECB raised interest rates from 1.00% to 1.25% and then to 1.50% in July (after the reporting period ended). In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to ward off inflation.

Equity market review

U.S. stock prices, as measured by the S&P 500 Indexv (the “Index”), moved higher during the reporting period. The market got off to a strong start in January and February 2011, as the Index returned 2.37% and 3.43%, respectively. Fueling the market’s ascent was optimism for the global economy and corporate profits that generally exceeded expectations. Despite geopolitical unrest in the Middle East, and the devastation in Japan, the market demonstrated resiliency in March and April, with the Index gaining 0.04% and 2.96%, respectively. The market took a step backward in May as the Index fell 1.13% amid concerns for the economy and future corporate profits. Stock prices then declined 1.67% in June due to weaker-than-expected economic data and a further escalation of the European sovereign debt crisis. All told, the Index returned 6.02% over the reporting period.

The international developed equity market, as measured by the MSCI EAFE Indexvi, also posted a positive return but lagged its U.S. counterpart, returning 4.98% during the six months ended June 30, 2011. This relative underperformance was the result of a number of factors, including concerns regarding the European sovereign debt crisis. Elsewhere, emerging market equities generated only a modest gain during the reporting period. Despite continued strong economic growth in many developing countries and higher oil prices, emerging market equities were dragged down at times given signs of decelerating growth in developed countries and concerns whether China could tame its rising inflation without adversely impacting its economic expansion. During the six months ended June 30, 2011, the MSCI Emerging Markets Indexvii returned 0.88%.

Performance review

For the six months ended June 30, 2011, Class C shares of Legg Mason Batterymarch International Equity Trust, excluding sales charges, returned 4.83%. The Fund’s unmanaged benchmark, the MSCI EAFE Index, returned 4.98% for the same period. The Lipper International Multi-Cap Core Funds Category Average1 returned 3.67% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 215 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Legg Mason Batterymarch International Equity Trust

Investment commentary (cont’d)

Performance Snapshot as of June 30, 2011 (unaudited)
(excluding sales charges)	6 months
Legg Mason Batterymarch International Equity Trust:
Class A	5.23%
Class C	4.83%
Class FI	5.30%
Class R	5.14%
Class I	5.46%
Class IS	5.46%
MSCI EAFE Index	4.98%
Lipper International Multi-Cap Core Funds Category Average	3.67%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Shares redeemed or exchanged within sixty days of purchase will be subject to a 2% redemption fee. Performance does not reflect the redemption fee, which would reduce the performance shown. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fees forgone and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.32%, 2.03%, 1.27%, 1.74%, 0.96% and 0.88%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.35% for Class A shares, 2.10% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 1.10% for Class I shares and 1.10% for Class IS shares. In addition, total annual operating expenses for Class IS shares will not exceed those for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 29, 2011

RISKS: International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than securities markets of the U.S. and more

Legg Mason Batterymarch International Equity Trust	VII

developed countries. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

vii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2011 and December 31, 2010 and does not include derivatives such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.23%	$1,000.00	$1,052.30	1.35%	$6.87	Class A	5.00%	$1,000.00	$1,018.10	1.35%	$6.76
Class C	4.83	1,000.00	1,048.30	2.05	10.41	Class C	5.00	1,000.00	1,014.63	2.05	10.24
Class FI	5.30	1,000.00	1,053.00	1.28	6.52	Class FI	5.00	1,000.00	1,018.45	1.28	6.41
Class R	5.14	1,000.00	1,051.40	1.59	8.09	Class R	5.00	1,000.00	1,016.91	1.59	7.95
Class I	5.46	1,000.00	1,054.60	0.99	5.04	Class I	5.00	1,000.00	1,019.89	0.99	4.96
Class IS	5.46	1,000.00	1,054.60	0.89	4.53	Class IS	5.00	1,000.00	1,020.38	0.89	4.46

[1]	For the six months ended June 30, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fees forgone and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2011

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Common Stocks — 97.3%
Consumer Discretionary — 11.6%
Auto Components — 0.9%
Continental AG	16,539	$1,736,499	*(a)
Hyundai Mobis	3,967	1,488,689	(a)
Total Auto Components		3,225,188
Automobiles — 4.1%
Bayerische Motoren Werke AG	22,763	2,268,251	(a)
DaimlerChrysler AG, Registered Shares	46,939	3,532,671	(a)
Fiat SpA	59,468	652,878	(a)
Fuji Heavy Industries Ltd.	206,000	1,600,613	(a)
Kia Motors Corp.	23,899	1,628,322	(a)
Renault SA	28,098	1,663,562	(a)
Toyota Motor Corp.	88,875	3,741,886	(a)
Total Automobiles		15,088,183
Hotels, Restaurants & Leisure — 1.0%
Galaxy Entertainment Group Ltd.	583,000	1,257,565	*(a)
SJM Holdings Ltd.	725,000	1,732,704	(a)
TUI AG	84,029	910,836	*(a)
Total Hotels, Restaurants & Leisure		3,901,105
Household Durables — 1.2%
Sekisui Chemical Co., Ltd.	172,000	1,468,250	(a)
Sony Corp.	107,000	2,832,246	(a)
Total Household Durables		4,300,496
Internet & Catalog Retail — 0.3%
Dena Co., Ltd.	27,900	1,203,247	(a)
Leisure Equipment & Products — 0.7%
Sega Sammy Holdings Inc.	129,200	2,502,407	(a)
Media — 1.5%
ITV PLC	1,176,652	1,349,226	*(a)
Schibsted ASA	44,684	1,425,171	(a)
Vivendi Universal SA	93,998	2,613,950	(a)
Total Media		5,388,347
Specialty Retail — 0.5%
Yamada Denki Co., Ltd.	22,830	1,862,416	(a)
Textiles, Apparel & Luxury Goods — 1.4%
Burberry Group PLC	103,893	2,415,513	(a)
Christian Dior SA	11,112	1,748,474	(a)

See Notes to Financial Statements.

4	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
Industria de Diseno Textil S.A.	12,359	$1,128,585	(a)
Total Textiles, Apparel & Luxury Goods		5,292,572
Total Consumer Discretionary		42,763,961
Consumer Staples — 8.0%
Beverages — 0.9%
Anheuser-Busch InBev NV	27,950	1,620,683	(a)
Coca Cola Hellenic Bottling Co. SA	37,676	1,009,644	*(a)
Diageo PLC	32,504	664,126	(a)
Total Beverages		3,294,453
Food & Staples Retailing — 3.1%
Aeon Co., Ltd.	199,500	2,407,870	(a)
Alimentation Couche-Tard Inc., Class B Shares	88,000	2,565,773
Carrefour SA	29,039	1,192,652	*(a)
Kesko Oyj, Class B Shares	28,447	1,324,103	(a)
Koninklijke Ahold NV	147,988	1,988,593	(a)
Tesco PLC	320,634	2,070,809	(a)
Total Food & Staples Retailing		11,549,800
Food Products — 2.7%
Danone SA	18,600	1,387,827	(a)
Nestle SA, Registered Shares	82,728	5,141,483	(a)
Suedzucker AG	41,320	1,468,302	(a)
Unilever NV, CVA	58,641	1,921,082	(a)
Total Food Products		9,918,694
Tobacco — 1.3%
British American Tobacco PLC	64,426	2,824,008	(a)
Imperial Tobacco Group PLC	57,339	1,906,427	(a)
Total Tobacco		4,730,435
Total Consumer Staples		29,493,382
Energy — 8.7%
Oil, Gas & Consumable Fuels — 8.7%
BG Group PLC	118,459	2,688,492	(a)
BP PLC	721,256	5,314,211	(a)
Eni SpA	81,150	1,923,781	(a)
Idemitsu Kosan Co., Ltd.	8,500	907,878	(a)
JX Holdings Inc.	178,800	1,207,409	(a)
Pacific Rubiales Energy Corp.	37,200	997,066
Repsol YPF SA	35,700	1,239,461	(a)
Royal Dutch Shell PLC, Class A Shares	169,679	6,023,547

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	5

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Royal Dutch Shell PLC, Class B Shares	113,644	$4,056,669	(a)
TonenGeneral Sekiyu KK	152,000	1,868,973	(a)
Total SA	76,303	4,413,066	(a)
Yanzhou Coal Mining Co., Ltd., Class H Shares	406,000	1,560,155	(a)
Total Energy		32,200,708
Financials — 18.3%
Capital Markets — 1.6%
Credit Suisse Group AG, Registered Shares	15,485	601,875	*(a)
Deutsche Bank AG, Registered Shares	47,474	2,805,163	(a)
UBS AG, Registered Shares	127,874	2,331,796	*(a)
Total Capital Markets		5,738,834
Commercial Banks — 9.9%
Australia & New Zealand Banking Group Ltd.	126,597	2,989,784	(a)
Banco Santander SA	269,060	3,104,536	(a)
Bank of China Ltd.	1,982,000	972,295	(a)
BNP Paribas SA	57,112	4,404,790	(a)
Commonwealth Bank of Australia	50,949	2,867,507	(a)
DNB NOR ASA	107,200	1,494,278	(a)
Gunma Bank Ltd.	245,000	1,295,144	(a)
HSBC Holdings PLC	544,102	5,397,780	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	1,434,000	1,098,004	(a)
KBC Groep NV	25,547	1,003,513	(a)
Mitsubishi UFJ Financial Group Inc.	580,000	2,823,599	(a)
National Australia Bank Ltd.	111,238	3,069,091	(a)
Societe Generale	20,900	1,238,775	(a)
Standard Chartered PLC	40,094	1,053,575	(a)
Swedbank AB, Class A Shares	44,822	752,822	(a)
Westpac Banking Corp.	119,038	2,855,503	(a)
Total Commercial Banks		36,420,996
Consumer Finance — 0.8%
Credit Saison Co., Ltd.	89,000	1,498,206	(a)
ORIX Corp.	16,190	1,574,962	(a)
Total Consumer Finance		3,073,168
Diversified Financial Services — 0.3%
OKO Bank PLC	70,323	909,378	(a)
Insurance — 4.5%
Allianz AG, Registered Shares	7,619	1,064,506	(a)
Amlin PLC	223,819	1,458,848	(a)

See Notes to Financial Statements.

6	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Insurance — continued
Aviva PLC	320,182	$2,254,437	(a)
Baloise Holding AG	14,653	1,510,754	(a)
Hannover Rueckversicherung AG	14,793	771,608	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	11,983	1,829,387	(a)
Sampo Oyj, Class A Shares	59,386	1,917,422	(a)
SCOR SE	50,201	1,426,434	(a)
Sun Life Financial Inc.	24,900	750,008
Suncorp Group Ltd.	116,711	1,022,229	(a)
T&D Holdings Inc.	47,900	1,137,904	(a)
Tokio Marine Holdings Inc.	47,700	1,350,653	(a)
Total Insurance		16,494,190
Real Estate Investment Trusts (REITs) — 0.2%
Fonciere des Regions	7,917	838,712	(a)
Real Estate Management & Development — 1.0%
China Overseas Land & Investment Ltd.	1,290,000	2,794,469	(a)
Wheelock & Co. Ltd.	258,000	1,047,205	(a)
Total Real Estate Management & Development		3,841,674
Total Financials		67,316,952
Health Care — 8.6%
Health Care Providers & Services — 0.8%
Medipal Holdings Corp.	144,400	1,275,943	(a)
Miraca Holdings Inc.	40,400	1,639,042	(a)
Total Health Care Providers & Services		2,914,985
Pharmaceuticals — 7.8%
AstraZeneca PLC	98,652	4,925,863	(a)
Bayer AG, Registered Shares	33,909	2,726,150	(a)
GlaxoSmithKline PLC	118,323	2,533,374	(a)
Merck KGaA	10,500	1,141,026	(a)
Novartis AG, Registered Shares	68,390	4,189,398	(a)
Novo Nordisk A/S, Class B Shares	14,545	1,823,554	(a)
Otsuka Holdings KK	44,800	1,187,630	(a)
Roche Holding AG	23,099	3,864,440	(a)
Sanofi-Aventis	56,631	4,551,661	(a)
Takeda Pharmaceutical Co., Ltd.	19,900	920,394	(a)
Teva Pharmaceutical Industries Ltd., ADR	18,500	892,070
Total Pharmaceuticals		28,755,560
Total Health Care		31,670,545

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	7

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Industrials — 16.2%
Aerospace & Defense — 0.3%
MTU Aero Engines Holding AG	14,079	$1,123,279	(a)
Air Freight & Logistics — 0.2%
Toll Holdings Ltd.	133,612	697,905	(a)
Airlines — 0.6%
Cathay Pacific Airways Ltd.	394,000	916,393	(a)
Deutsche Lufthansa AG, Registered Shares	52,229	1,137,537	(a)
Total Airlines		2,053,930
Building Products — 0.3%
Nippon Sheet Glass Co., Ltd.	314,000	974,861	(a)
Commercial Services & Supplies — 0.4%
Brambles Ltd.	198,737	1,543,972	(a)
Construction & Engineering — 1.8%
Carillion PLC	151,402	913,288	(a)
Kajima Corp.	331,000	949,918	(a)
Koninklijke Boskalis Westminster NV	37,393	1,768,043	(a)
Samsung Engineering Co., Ltd.	4,969	1,192,185	(a)
Taisei Corp.	801,000	1,836,133	(a)
Total Construction & Engineering		6,659,567
Electrical Equipment — 1.0%
ABB Ltd.	42,837	1,110,820	*(a)
Legrand SA	31,930	1,344,744	(a)
Ushio Inc.	53,500	1,058,107	(a)
Total Electrical Equipment		3,513,671
Industrial Conglomerates — 3.5%
Bidvest Group Ltd.	91,840	2,046,633	(a)
DCC PLC	35,053	998,619	(a)
Fraser and Neave Ltd.	322,000	1,520,150	(a)
Jardine Matheson Holdings Ltd.	36,400	2,087,216	(a)
SembCorp Industries Ltd.	241,000	982,710	(a)
Siemens AG, Registered Shares	38,264	5,253,833	(a)
Total Industrial Conglomerates		12,889,161
Machinery — 4.0%
Alfa Laval AB	74,466	1,604,753	(a)
Atlas Copco AB, Class A Shares	63,432	1,669,865	(a)
IMI PLC	168,061	2,840,444	(a)
Ishikawajima-Harima Heavy Industries Co., Ltd.	458,000	1,185,765	(a)
Melrose PLC	330,822	1,922,123	(a)

See Notes to Financial Statements.

8	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Machinery — continued
Metso Corp.	28,220	$1,602,814	(a)
SembCorp Marine Ltd.	287,000	1,243,470	(a)
Volvo AB, Class B Shares	73,026	1,275,839	(a)
Wartsila Oyj	43,588	1,470,743	(a)
Total Machinery		14,815,816
Professional Services — 0.3%
WS Atkins PLC	104,736	1,257,418	(a)
Road & Rail — 0.5%
Central Japan Railway Co.	145	1,139,678	(a)
FirstGroup PLC	153,863	842,047	(a)
Total Road & Rail		1,981,725
Trading Companies & Distributors — 3.3%
Itochu Corp.	215,100	2,237,508	(a)
Kloeckner & Co. AG	23,238	698,477	(a)
Marubeni Corp.	157,000	1,043,451	(a)
Mitsubishi Corp.	129,100	3,234,593	(a)
Mitsui & Co., Ltd.	165,600	2,863,737	(a)
Sojitz Corp.	1,170,200	2,195,308	(a)
Total Trading Companies & Distributors		12,273,074
Total Industrials		59,784,379
Information Technology — 5.1%
Computers & Peripherals — 0.7%
Fujitsu Ltd.	239,000	1,365,978	(a)
NEC Corp.	489,000	1,119,624	*(a)
Total Computers & Peripherals		2,485,602
Electronic Equipment, Instruments & Components — 1.1%
Hitachi Ltd.	560,000	3,310,314	(a)
Ibiden Co., Ltd.	28,800	900,760	(a)
Total Electronic Equipment, Instruments & Components		4,211,074
Internet Software & Services — 0.4%
Tencent Holdings Ltd.	55,900	1,534,554	(a)
IT Services — 0.4%
NTT Data Corp.	453	1,505,414	(a)
Office Electronics — 0.5%
Canon Inc.	39,000	1,859,786	(a)
Semiconductors & Semiconductor Equipment — 1.6%
Aixtron AG	35,901	1,225,256	(a)
ASM Pacific Technology Ltd.	69,100	955,315	(a)
ASML Holding NV	20,256	746,282	(a)

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	9

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Infineon Technologies AG	175,724	$1,971,825	(a)
Tokyo Electron Ltd.	16,300	889,223	(a)
Total Semiconductors & Semiconductor Equipment		5,787,901
Software — 0.4%
Software AG	26,088	1,562,971	(a)
Total Information Technology		18,947,302
Materials — 12.7%
Chemicals — 4.1%
Arkema	16,282	1,676,184	(a)
BASF SE	38,750	3,792,087	(a)
K+S AG	13,071	1,004,564	(a)
Lanxess AG	30,397	2,492,018	(a)
Mitsubishi Gas Chemical Co. Inc.	183,000	1,342,739	(a)
Mitsui Chemicals Inc.	240,000	876,731	(a)
Sumitomo Chemical Co., Ltd.	226,000	1,128,769	(a)
Ube Industries Ltd.	630,000	1,897,534	(a)
Yara International ASA	13,010	735,330	(a)
Total Chemicals		14,945,956
Construction Materials — 0.9%
Cemex SAB de CV, Participation Certificates, ADR	195,628	1,682,401	*
CRH PLC	34,109	755,320	(a)
HeidelbergCement AG	12,117	772,428	(a)
Total Construction Materials		3,210,149
Metals & Mining — 6.6%
Anglo American PLC	70,141	3,476,028	(a)
ArcelorMittal	32,646	1,135,991	(a)
BHP Billiton Ltd.	142,173	6,719,564	(a)
BHP Billiton PLC	95,130	3,728,665	(a)
Evraz Group SA, GDR	32,396	1,009,157	*(a)
Rio Tinto Ltd.	17,027	1,522,322	(a)
Rio Tinto PLC	70,339	5,079,133	(a)
Xstrata PLC	83,316	1,837,433	(a)
Total Metals & Mining		24,508,293
Paper & Forest Products — 1.1%
Stora Enso Oyj, Class R Shares	154,811	1,624,272	(a)
UPM-Kymmene Oyj	132,073	2,415,153	(a)
Total Paper & Forest Products		4,039,425
Total Materials		46,703,823

See Notes to Financial Statements.

10	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Telecommunication Services — 5.8%
Diversified Telecommunication Services — 2.8%
BT Group PLC	278,569	$903,580	(a)
Koninklijke KPN NV	116,422	1,692,318	(a)
Nippon Telegraph & Telephone Corp.	31,600	1,536,564	(a)
TDC A/S	168,899	1,543,666	*(a)
Telecom Italia SpA	648,449	902,304	(a)
Telefonica SA	52,990	1,295,815	(a)
Telenor ASA	141,044	2,309,824	(a)
Total Diversified Telecommunication Services		10,184,071
Wireless Telecommunication Services — 3.0%
America Movil SAB de CV, Series L Shares, ADR	21,300	1,147,644
KDDI Corp.	247	1,777,190	(a)
Millicom International Cellular SA, SDR	12,671	1,322,024	(a)
Tim Participacoes SA, ADR	40,700	2,002,847
Vodafone Group PLC	1,864,606	4,955,436	(a)
Total Wireless Telecommunication Services		11,205,141
Total Telecommunication Services		21,389,212
Utilities — 2.3%
Electric Utilities — 0.9%
E.ON AG	40,627	1,153,318	(a)
Kansai Electric Power Co. Inc.	34,200	682,604	(a)
Terna SpA	322,450	1,498,397	(a)
Total Electric Utilities		3,334,319
Gas Utilities — 0.5%
Snam Rete Gas SpA	298,750	1,768,606	(a)
Multi-Utilities — 0.9%
GDF Suez	66,789	2,444,268	(a)
National Grid PLC	112,677	1,108,821	(a)
Total Multi-Utilities		3,553,089
Total Utilities		8,656,014
Total Common Stocks (Cost — $309,476,467)		358,926,278
Preferred Stocks — 1.8%
Consumer Discretionary — 0.3%
Automobiles — 0.3%
Volkswagen AG	6,029	1,243,030	(a)
Financials — 1.3%
Commercial Banks — 1.3%
Banco Bradesco SA	111,030	2,255,247

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	11

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Commercial Banks — continued
Itau Unibanco Holding SA	103,500	$2,417,310
Total Financials		4,672,557
Materials — 0.2%
Metals & Mining — 0.2%
Vale SA	27,800	795,176
Total Preferred Stocks (Cost — $5,773,742)		6,710,763
Total Investments — 99.1% (Cost — $315,250,209#)		365,637,041
Other Assets in Excess of Liabilities — 0.9%		3,170,510
Total Net Assets — 100.0%		$368,807,551

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipts

See Notes to Financial Statements.

12	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch International Equity Trust

Summary of Investments by Country†
Japan	20.6%
United Kingdom	19.1
Germany	11.9
France	8.5
Australia	6.4
Switzerland	5.1
Netherlands	3.9
Finland	3.1
Brazil	2.0
Hong Kong	1.9
Spain	1.9
Italy	1.8
China	1.8
Norway	1.6
Sweden	1.4
Canada	1.2
South Korea	1.2
Singapore	1.0
Luxembourg	0.9
Denmark	0.9
Mexico	0.8
Belgium	0.7
Cayman Islands	0.7
South Africa	0.6
Ireland	0.5
Greece	0.3
Israel	0.2
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2011 and are subject to change.

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

June 30, 2011

Assets:
Investments, at value (Cost — $315,250,209)	$365,637,041
Foreign currency, at value (Cost — $500,148)	504,277
Cash	3,352,227
Receivable for securities sold	1,763,860
Dividends and interest receivable	1,731,006
Receivable for Fund shares sold	158,373
Prepaid expenses	54,485
Total Assets	373,201,269

Liabilities:
Payable for securities purchased	3,373,268
Payable for Fund shares repurchased	425,872
Investment management fee payable	223,352
Service and/or distribution fees payable	103,297
Directors’ fees payable	11,736
Accrued expenses	256,193
Total Liabilities	4,393,718
Total Net Assets	$368,807,551

Net Assets:
Par value (Note 7)	$26,867
Paid-in capital in excess of par value	638,584,467
Undistributed net investment income	4,891,511
Accumulated net realized loss on investments and foreign currency transactions	(325,165,407)
Net unrealized appreciation on investments and foreign currencies	50,470,113
Total Net Assets	$368,807,551

See Notes to Financial Statements.

14	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2011

Shares Outstanding:
Class A	615,207
Class C	9,077,385
Class FI	861,388
Class R	62,781
Class I	4,428,986
Class IS	11,820,783

Net Asset Value:
Class A†	$13.46
Class C†*	$13.43
Class FI†	$13.90
Class R†	$13.89
Class I†	$13.90
Class IS†	$13.89
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$14.28

†	Redemption price per share is NAV of the class’ shares reduced by a 2% redemption fee on certain redemptions, including exchanges, of shares redeemed or exchanged within 60 days from purchase payment (See Note 1).

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended June 30, 2011

Investment Income:
Dividends	$8,525,777
Less: Foreign taxes withheld	(836,650)
Total Investment Income	7,689,127

Expenses:
Investment management fee (Note 2)	1,414,510
Service and/or distribution fees (Notes 2 and 5)	673,771
Transfer agent fees (Note 5)	153,472
Custody fees	90,764
Registration fees	37,458
Directors’ fees	33,767
Legal fees	26,842
Shareholder reports	25,550
Audit and tax	22,373
Fees recaptured by investment manager (Note 2)	12,184
Insurance	6,344
Fund accounting fees	2,142
Miscellaneous expenses	12,189
Total Expenses	2,511,366
Less: Fees forgone and/or expense reimbursements (Notes 2 and 5)	(2,438)
Net Expenses	2,508,928
Net Investment Income	5,180,199

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	15,283,079
Foreign currency transactions	(135,430)
Net Realized Gain	15,147,649
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(246,925)
Foreign currencies	173,063
Change in Net Unrealized Appreciation (Depreciation)	(73,862)
Net Gain on Investments and Foreign Currency Transactions	15,073,787
Increase in Net Assets From Operations	$20,253,986

See Notes to Financial Statements.

16	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2011 (unaudited) and the Year Ended December 31, 2010	2011	2010

Operations:
Net investment income	$5,180,199	$7,527,090
Net realized gain	15,147,649	7,737,352
Change in net unrealized appreciation (depreciation)	(73,862)	9,930,510
Increase in Net Assets From Operations	20,253,986	25,194,952

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(250,007)	(7,500,049)
Decrease in Net Assets From Distributions to Shareholders	(250,007)	(7,500,049)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	19,660,286	100,815,005
Reinvestment of distributions	239,448	7,200,090
Cost of shares repurchased	(71,222,477)	(299,815,097)
Decrease in Net Assets From Fund Share Transactions	(51,322,743)	(191,800,002)
Decrease in Net Assets	(31,318,764)	(174,105,099)

Net Assets:
Beginning of period	400,126,315	574,231,414
End of period*	$368,807,551	$400,126,315
* Includes undistributed (overdistributed) net investment income, respectively, of:	$4,891,511	$(38,681)

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	17

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2010	2009[3]

Net asset value, beginning of period	$12.80	$11.98	$9.20

Income from operations:
Net investment income	0.18	0.17	0.23
Net realized and unrealized gain	0.49	0.90	2.80
Total income from operations	0.67	1.07	3.03

Less distributions from:
Net investment income	(0.01)	(0.25)	(0.25)
Total distributions	(0.01)	(0.25)	(0.25)

Net asset value, end of period	$13.46	$12.80	$11.98
Total return[4]	5.23%	8.95%	32.94%

Net assets, end of period (000s)	$8,281	$7,583	$9,322

Ratios to average net assets:
Gross expenses	1.37%[5]	1.32%	1.19%[5]
Net expenses[6,7,8]	1.35 [5]	1.28	1.19 [5]
Net investment income	2.76 [5]	1.44	2.40 [5]

Portfolio turnover rate	28%	92%	123%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For the period February 3, 2009 (commencement of operations) to December 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

[8]	Reflects fees forgone and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1,2]	2011[3]	2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.82	$12.00	$10.16	$19.31	$19.66	$16.06

Income (loss) from operations:
Net investment income	0.13	0.08	0.16	0.29	0.16	0.04
Net realized and unrealized gain (loss)	0.49	0.90	1.84	(9.16)	1.42	4.19
Total income (loss) from operations	0.62	0.98	2.00	(8.87)	1.58	4.23

Less distributions from:
Net investment income	(0.01)	(0.16)	(0.16)	(0.28)	(0.12)	(0.01)
Net realized gains	—	—	—	—	(1.81)	(0.62)
Total distributions	(0.01)	(0.16)	(0.16)	(0.28)	(1.93)	(0.63)

Net asset value, end of period	$13.43	$12.82	$12.00	$10.16	$19.31	$19.66
Total return[4]	4.83%	8.13%	19.65%	(45.95)%	8.27%	26.39%

Net assets, end of period (000s)	$121,945	$136,014	$163,709	$192,768	$505,182	$449,534

Ratios to average net assets:
Gross expenses	2.05%[5]	2.03%	1.96%	1.92%	1.92%	2.00%
Net expenses[6,7,8]	2.05 [5]	2.03	1.95	1.92	1.91	2.00
Net investment income	2.03 [5]	0.66	1.54	1.86	0.75	0.21

Portfolio turnover rate	28%	92%	123%	114%	120%	111%

[1]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2011 (unaudited).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

[8]	Reflects fees forgone and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	19

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2]	2011[3]	2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.21	$12.36	$10.47	$20.01	$20.33	$16.54

Income (loss) from operations:
Net investment income	0.19	0.19	0.25	0.40	0.30	0.16
Net realized and unrealized gain (loss)	0.51	0.91	1.88	(9.51)	1.48	4.34
Total income (loss) from operations	0.70	1.10	2.13	(9.11)	1.78	4.50

Less distributions from:
Net investment income	(0.01)	(0.25)	(0.24)	(0.43)	(0.29)	(0.09)
Net realized gains	—	—	—	—	(1.81)	(0.62)
Total distributions	(0.01)	(0.25)	(0.24)	(0.43)	(2.10)	(0.71)

Net asset value, end of period	$13.90	$13.21	$12.36	$10.47	$20.01	$20.33
Total return[4]	5.30%	8.92%	20.35%	(45.54)%	9.03%	27.28%

Net assets, end of period (000s)	$11,975	$12,787	$25,798	$32,050	$54,058	$30,502

Ratios to average net assets:
Gross expenses	1.28%[5]	1.27%	1.28%	1.22%	1.20%	1.27%
Net expenses[6,7]	1.28 [5]	1.27	1.28	1.22	1.20	1.27
Net investment income	2.84 [5]	1.54	2.38	2.51	1.39	0.86

Portfolio turnover rate	28%	92%	123%	114%	120%	111%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2011 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

See Notes to Financial Statements.

20	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2011[2]	2010	2009	2008	2007	2006[3]

Net asset value, beginning of period	$13.22	$12.37	$10.47	$19.95	$20.32	$20.33

Income (loss) from operations:
Net investment income	0.17	0.14	0.22	0.34	0.07	0.00	[4]
Net realized and unrealized gain (loss)	0.51	0.92	1.88	(9.47)	1.64	(0.01)
Total income (loss) from operations	0.68	1.06	2.10	(9.13)	1.71	(0.01)

Less distributions from:
Net investment income	(0.01)	(0.21)	(0.20)	(0.35)	(0.27)	—
Net realized gains	—	—	—	—	(1.81)	—
Total distributions	(0.01)	(0.21)	(0.20)	(0.35)	(2.08)	—

Net asset value, end of period	$13.89	$13.22	$12.37	$10.47	$19.95	$20.32
Total return[5]	5.14%	8.56%	20.06%	(45.80)%	8.67%	(0.05)%

Net assets, end of period (000s)	$872	$1,164	$1,898	$2,598	$3,712	$10

Ratios to average net assets:
Gross expenses	1.96%[6]	1.74%	1.89%	1.71%	1.96%	1.40%[6]
Net expenses[7,8,9]	1.59 [6]	1.60	1.60	1.60	1.60	1.40	[6]
Net investment income (loss)	2.46 [6]	1.13	2.08	2.17	0.31	(1.35)	[6]

Portfolio turnover rate	28%	92%	123%	114%	120%	111%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

[9]	Reflects fees forgone and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	21

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2011[3]	2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.19	$12.33	$10.44	$19.99	$20.29	$16.50

Income (loss) from operations:
Net investment income	0.20	0.21	0.28	0.53	0.39	0.17
Net realized and unrealized gain (loss)	0.52	0.95	1.90	(9.60)	1.46	4.39
Total income (loss) from operations	0.72	1.16	2.18	(9.07)	1.85	4.56

Less distributions from:
Net investment income	(0.01)	(0.30)	(0.29)	(0.48)	(0.34)	(0.15)
Net realized gains	—	—	—	—	(1.81)	(0.62)
Total distributions	(0.01)	(0.30)	(0.29)	(0.48)	(2.15)	(0.77)

Net asset value, end of period	$13.90	$13.19	$12.33	$10.44	$19.99	$20.29
Total return[4]	5.46%	9.36%	20.87%	(45.38)%	9.40%	27.70%

Net assets, end of period (000s)	$61,544	$83,879	$89,298	$85,952	$525,597	$209,791

Ratios to average net assets:
Gross expenses	0.99%[5]	0.96%	0.91%	0.86%	0.84%	0.93%
Net expenses[6,7,8]	0.99 [5]	0.96	0.90	0.86	0.84	0.93
Net investment income	2.91 [5]	1.74	2.58	3.06	1.83	0.88

Portfolio turnover rate	28%	92%	123%	114%	120%	111%

[1]	On October 5, 2009, Institutional Class shares were renamed as Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2011 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

[8]	Reflects fees forgone and/or expense reimbursements.

See Notes to Financial Statements.

22	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2011[3]	2010	2009	2008[4]

Net asset value, beginning of period	$13.18	$12.33	$10.44	$16.48

Income (loss) from operations:
Net investment income	0.22	0.23	0.28	0.11
Net realized and unrealized gain (loss)	0.50	0.93	1.91	(5.69)
Total income (loss) from operations	0.72	1.16	2.19	(5.58)

Less distributions from:
Net investment income	(0.01)	(0.31)	(0.30)	(0.46)
Total distributions	(0.01)	(0.31)	(0.30)	(0.46)

Net asset value, end of period	$13.89	$13.18	$12.33	$10.44
Total return[5]	5.46%	9.37%	20.92%	(33.81)%

Net assets, end of period (000s)	$164,190	$158,699	$284,206	$234,531

Ratios to average net assets:
Gross expenses	0.89%[6]	0.88%	0.86%	0.85%[6]
Net expenses[7,8]	0.89 [6]	0.88	0.86	0.85 [6]
Net investment income	3.25 [6]	1.92	2.57	2.25 [6]

Portfolio turnover rate	28%	92%	123%	114%

[1]	As of October 5, 2009, Institutional Select Class shares were renamed as Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2011 (unaudited).

[4]	For the period August 4, 2008 (commencement of operations) to December 31, 2008.

[5]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch International Equity Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	—	$42,763,961	—	$42,763,961
Consumer staples	$2,565,773	26,927,609	—	29,493,382
Energy	7,020,613	25,180,095	—	32,200,708
Financials	750,008	66,566,944	—	67,316,952
Health care	892,070	30,778,475	—	31,670,545
Industrials	—	59,784,379	—	59,784,379
Information technology	—	18,947,302	—	18,947,302
Materials	1,682,401	45,021,422	—	46,703,823
Telecommunication services	3,150,491	18,238,721	—	21,389,212
Utilities	—	8,656,014	—	8,656,014
Preferred Stocks:
Consumer discretionary	—	1,243,030	—	1,243,030
Other preferred stocks	5,467,733	—	—	5,467,733
Total investments	$21,529,089	$344,107,952	—	$365,637,041

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended June 30, 2011, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	25

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments

26	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2011, the Fund did not have any open derivative transactions.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	27

Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Redemption fee. The Fund imposes a 2% redemption fee on certain redemptions, including exchanges, of Fund shares redeemed or exchanged within 60 days of the date of their purchase. The fee is payable to the Fund.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s investment adviser. LMPFA and Batterymarch are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Batterymarch 66 2/3% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net

28	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

assets of Class A, C, FI, R, I and IS shares did not exceed 1.35%, 2.10%, 1.35%, 1.60%, 1.10% and 1.10%, respectively. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares as a result of an expense limitation arrangement between the Fund and LMPFA. These expense limitation arrangements cannot be terminated prior to December 31, 2012, without the Board of Directors’ consent.

During the six months ended June 30, 2011, fees forgone and/or expenses reimbursed amounted to $2,438.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2011, the Fund had remaining fees forgone and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class R
Expires December 31, 2013	$668	$2,193
Expires December 31, 2014	769	1,669
Fees forgone/expense reimbursements subject to recapture	$1,437	$3,862

For the six months ended June 30, 2011, LMPFA recaptured $2,672, $9,486, and $26 for Class A, C and R, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2011, LMIS and its affiliates received sales charges of approximately $1,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2011, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class C
CDSCs	$0	*	$1,000

*	Amount represents less than $1,000.

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	29

Under a Deferred Compensation Plan (the “Plan”), Directors may elect to defer receipt of all or a specified portion of their compensation. A participating Director may select one or more funds managed by affiliates of Legg Mason in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Directors of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

As of June 30, 2011, Legg Mason and its affiliates owned 41% of the Fund.

3. Investments

During the six months ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments
Purchases	$105,800,431
Sales	153,299,815

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$57,832,941
Gross unrealized depreciation	(7,446,109)
Net unrealized appreciation	$50,386,832

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2011, the Fund did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Forward foreign currency contracts	$(191,831)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Forward foreign currency contracts	$129,817

30	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)†	$1,968,440
Forward foreign currency contracts (to sell)†	3,139,937

†	At June 30, 2011, there were no open positions held in this derivative.

5. Class specific expenses, fees forgone and/or expense reimbursements

The Fund has adopted Rule 12b-1 distribution plans and under the plans the Fund pays a service fee with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each class, respectively. The Fund also pays a distribution fee with respect to its Class C and Class R shares calculated at the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of each class. The Rule 12b-1 plans for Class FI and Class R provide for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% and 0.75% of each class’s average daily net assets, respectively, subject to the authority of the Board of Directors of the Fund to set a lower amount. The Board of Directors has currently approved payments under the plans of 0.25% and 0.50% of the average daily net assets of Class FI and Class R, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2011, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$9,661	$6,307
Class C	646,388	97,049
Class FI	15,488	9,205
Class R	2,234	2,558
Class I	—	34,597
Class IS	—	3,756
Total	$673,771	$153,472

For the six months ended June 30, 2011, class specific fees forgone and/or expense reimbursements were as follows:

Fees Forgone/ Expense Reimbursements
Class A	$769
Class R	1,669
Total	$2,438

6. Distributions to shareholders by class

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Net Investment Income:
Class A	$5,712	$147,362

Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report	31

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Class C	$78,138	$1,647,961
Class FI	8,056	241,933
Class R	565	18,254
Class I	42,627	1,843,822
Class IS	114,909	3,600,717
Total	$250,007	$7,500,049

7. Capital shares

At June 30, 2011, there were 125,000,000 shares authorized at $.001 par value for each of the Fund’s Class A, Class C and Class I shares, 100,000,000 shares authorized at $.001 par value for each of the Fund’s Class FI and Class IS shares, and 500,000,000 shares authorized at $.001 par value for Class R shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class A
Shares sold	93,065	$1,243,040	64,916	$761,836
Shares issued on reinvestment	434	5,586	11,280	144,716
Shares repurchased	(70,764)	(945,616)	(261,985)	(3,066,759)
Net increase (decrease)	22,735	$303,010	(185,789)	$(2,160,207)
Class C
Shares sold	170,455	$2,255,378	479,230	$5,671,752
Shares issued on reinvestment	6,017	77,263	126,665	1,627,638
Shares repurchased	(1,710,148)	(22,650,934)	(3,641,255)	(42,947,851)
Net decrease	(1,533,676)	$(20,318,293)	(3,035,360)	$(35,648,461)

Class FI
Shares sold	52,536	$712,794	165,214	$1,965,728
Shares issued on reinvestment	581	7,713	17,447	231,164
Shares repurchased	(159,370)	(2,172,101)	(1,302,556)	(15,608,959)
Net decrease	(106,253)	$(1,451,594)	(1,119,895)	$(13,412,067)

Class R
Shares sold	5,522	$75,676	29,467	$361,363
Shares issued on reinvestment	43	565	1,376	18,254
Shares repurchased	(30,828)	(413,411)	(96,198)	(1,182,168)
Net decrease	(25,263)	$(337,170)	(65,355)	$(802,551)

Class I
Shares sold	569,888	$7,776,308	1,324,253	$16,058,024
Shares issued on reinvestment	2,518	33,412	119,334	1,577,601
Shares repurchased	(2,503,438)	(34,250,913)	(2,323,755)	(27,450,427)
Net decrease	(1,931,032)	$(26,441,193)	(880,168)	$(9,814,802)

32	Legg Mason Batterymarch International Equity Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class IS
Shares sold	558,843	$7,597,090	6,541,863	$75,996,302
Shares issued on reinvestment	8,666	114,909	272,575	3,600,717
Shares repurchased	(789,364)	(10,789,502)	(17,828,021)	(209,558,933)
Net decrease	(221,855)	$(3,077,503)	(11,013,583)	$(129,961,914)

8. Line of credit

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on March 1, 2012. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing LIBOR rate plus the LIBOR rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2011.

9. Capital loss carryforward

As of December 31, 2010, the Fund had a net capital loss carryforward of approximately $333,468,152, of which $145,707,230 expires in 2016, $187,642,091 expires in 2017 and $3,118,831 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

10. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

Legg Mason Batterymarch

International Equity Trust

Directors

Mark R. Fetting Chairman

R. Jay Gerken, CFA

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Batterymarch Financial Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Batterymarch International Equity Trust

The Fund is a separate investment series of Legg Mason Global Trust, Inc.

Legg Mason Batterymarch International Equity Trust

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch International Equity Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012837 8/11 SR11-1456

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Trust, Inc

By:	/s/ R. Jay Gerken
(R. Jay Gerken) President
Legg Mason Global Trust, Inc.

Date:	August 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
President
Legg Mason Global Trust, Inc.

Date:	August 30, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Global Trust, Inc.

Date:	August 30, 2011